Share-based payments - Fair Value Assumptions (Details)	12 Months Ended
	Mar. 31, 2018 CAD ($) year $ / shares	Mar. 31, 2017 CAD ($) year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average stock price valuation (CAD per share) | $ / shares	$ 31.91	$ 0.00
Stock price valuation (CAD per share)	$ 0.00
Weighted average exercise price (CAD per share) | $ / shares	$ 31.91	$ 0.00
Exercise price (CAD per share)	$ 0.00
Risk-free interest rate (as a percent)	1.34%	0.51%
Expected life in years | year	5	10
Expected dividend yield (as a percent)	0.00%	0.00%
Volatility (as a percent)	40.00%	30.00%
Weighted average fair value of options issued (CAD per share) | $ / shares	$ 9.80	$ 0.00
Fair value of options issued in the period (CAD per share)	$ 0.00	$ 3.20
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price valuation (CAD per share)		5.93
Exercise price (CAD per share)		4.62
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price valuation (CAD per share)		9.51
Exercise price (CAD per share)		$ 8.94